ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business

The mission of Capricor Therapeutics, Inc., a Delaware corporation (referred to herein as “Capricor Therapeutics” or the “Company”), is to improve the treatment of diseases by commercializing innovative therapies. Capricor, Inc., a privately-held company and a wholly-owned subsidiary of Capricor Therapeutics (referred to herein as “Capricor”), was founded in 2005 as a Delaware corporation based on the innovative work of its founder, Eduardo Marbán, M.D., Ph.D. After completion of a merger between Capricor and Nile Therapeutics, Inc., or Nile, on November 20, 2013, Nile formally changed its name to Capricor Therapeutics, Inc. Capricor Therapeutics, together with its subsidiary, Capricor, currently has six drug candidates in various stages of development.

Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements for Capricor Therapeutics and its wholly-owned subsidiary have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and instructions to Form 10-Q and, therefore, do not include all disclosures necessary for a complete presentation of financial position, results of operations and cash flows in conformity with U.S. GAAP. In the Company’s opinion, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation have been included.  Interim results are not necessarily indicative of the results that may be expected for the entire fiscal year. The accompanying financial information should be read in conjunction with the consolidated financial statements and the consolidated notes thereto in the Company’s most recent Annual Report on Form 10-K, as filed with the Securities and Exchange Commission on March 31, 2014, from which the December 31, 2013 consolidated balance sheet has been derived.

Consummation of Merger

On November 20, 2013, pursuant to that certain Agreement and Plan of Merger and Reorganization dated as of July 7, 2013, as amended by that certain First Amendment to Agreement and Plan of Merger and Reorganization, dated as of September 27, 2013 (as amended, the “Merger Agreement”), by and among Nile, Bovet Merger Corp., a Delaware corporation and a wholly-owned subsidiary of Nile (“Merger Sub”), and Capricor, Merger Sub merged with and into Capricor and Capricor became a wholly-owned subsidiary of Nile (the “Merger”). Immediately prior to the effective time of the Merger (the “Effective Time”) and in connection therewith, Nile filed certain amendments to its certificate of incorporation which, among other things (i) effected a 1-for-50 reverse split of its common stock (the “Reverse Stock Split”), (ii) changed its corporate name from “Nile Therapeutics, Inc.” to “Capricor Therapeutics, Inc.,” and (iii) effected a reduction in the total number of authorized shares of common stock from 100,000,000 to 50,000,000, and a reduction in the total number of authorized shares of preferred stock from 10,000,000 to 5,000,000.

At the Effective Time and in connection with the Merger, each outstanding share of Capricor’s Series A-1, Series A-2 and Series A-3 Preferred Stock was converted into one share of common stock, par value $0.001 per share, of Capricor (the “Capricor Common Stock”).

As a result of the Merger and in accordance with the terms of the Merger Agreement, each outstanding share of Capricor Common Stock was converted into the right to receive approximately 2.07 shares of the common stock of Capricor Therapeutics, par value $0.001 per share (the “Capricor Therapeutics Common Stock”), on a post 1-for-50 Reverse Stock Split basis. Immediately after the Effective Time and in accordance with the terms of the Merger Agreement, the former Capricor stockholders owned approximately 90% of the outstanding common stock of Capricor Therapeutics, and the Nile stockholders owned approximately 10% of the outstanding common stock of Capricor Therapeutics, in each case on a fully-diluted basis. For accounting purposes, the Merger is accounted for as a reverse merger with Capricor as the accounting acquiror (legal acquiree) and Nile as the accounting acquiree (legal acquiror).

Since Capricor was deemed to be the accounting acquiror in the merger, the historical financial information for periods prior to the Merger reflect the financial information and activities solely of Capricor and not of Nile. The historical equity of Capricor has been retroactively adjusted to reflect the equity structure of Capricor Therapeutics using the respective exchange ratio established in the Merger, which reflects the number of shares Capricor Therapeutics issued to equity holders of Capricor as a result of the Merger. The retroactive adjustment of Capricor’s equity includes Capricor’s preferred stock as if such shares of preferred stock had been converted into Capricor common stock at the respective dates of issuance, which is consistent with the terms of the Merger. Accordingly, all common and preferred shares and per share amounts for all periods presented in the condensed consolidated financial statements contained in this Quarterly Report on Form 10-Q and consolidated notes thereto have been adjusted retrospectively, where applicable, to reflect the respective exchange ratio established in the Merger.

After the Effective Time, each then outstanding Capricor stock option, whether vested or unvested, was assumed by Capricor Therapeutics in accordance with the terms of (i) the 2006 Stock Option Plan, (ii) the 2012 Restated Equity Incentive Plan, or (iii) the 2012 Non-Employee Director Stock Option Plan, as applicable, and the stock option agreement under which each such option was issued. All rights with respect to Capricor Common Stock under outstanding Capricor options were converted into rights with respect to Capricor Therapeutics Common Stock.

Basis of Consolidation

Our condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All intercompany transactions have been eliminated in consolidation.

Development Stage Activities

The Company is a development stage enterprise since it has not yet generated any revenue from the sale of products and, through March 31, 2014, its efforts have been principally devoted to developing its licensed technologies, recruiting personnel, developing its intellectual property portfolio and raising capital. Accordingly, the accompanying financial statements have been prepared in accordance with the provisions of Accounting Standards Codification (“ASC”) 915, “Development Stage Entities.” The Company has experienced net losses since its inception and had an accumulated deficit of approximately $17.3 million at March 31, 2014. The Company expects to incur substantial and increasing losses and have negative net cash flows from operating activities as it expands its technology portfolio and engages in further research and development activities, particularly the conducting of pre-clinical and clinical trials.

Liquidity

The Company has historically financed its research and development activities as well as operational expenses from equity financings, government grants, a payment from Janssen Biotech, Inc. (“Janssen”) and a loan award from the California Institute for Regenerative Medicine (“CIRM”).

Cash resources consisting of cash, cash equivalents and marketable securities as of March 31, 2014 were approximately $13.3 million, compared to $2.1 million as of December 31, 2013. On January 7, 2014, Capricor received $12.5 million from Janssen pursuant to the terms of the Collaboration Agreement and Exclusive License Option entered into on December 27, 2013 by and between the Company and Janssen (the “Janssen Agreement”). The Company will need substantial additional financing in the future until it can achieve profitability, if ever. The Company’s continued operations will depend on its ability to raise additional funds through various potential sources, such as equity and debt financing, or to license its compounds to another pharmaceutical company. The Company will continue to fund operations from cash on hand and through sources of capital similar to those previously described, as well as government funded grants and/or loans.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Management uses its historical records and knowledge of its business in making these estimates. Accordingly, actual results may differ from these estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less at the date of purchase to be cash equivalents.

Restricted Cash

As of March 31, 2014 and December 31, 2013, restricted cash represents funds received under Capricor’s Loan Agreement with CIRM (see note 2), to be allocated to the ALLSTAR clinical trial research costs as incurred.

Marketable Securities

At March 31, 2014 and December 31, 2013, marketable securities consist primarily of United States treasuries. These investments are considered available-for-sale. Realized gains and losses on the sale of debt and equity securities are determined on the specific identification method. Unrealized gains and losses are presented as other comprehensive income (loss).

Intangible Assets

As a result of the Merger, the Company recorded $1.5 million as in-process research and development, a component of intangible assets. As of March 31, 2014, the Company had not begun amortizing the in-process research and development.

Government Research Grants

Government research grants that provide funding for research and development activities are recognized as income when the related expenses are incurred, as applicable.

Income from Collaborative Agreement
Revenue from nonrefundable, up-front license or technology access payments under license and collaborative arrangements that are not dependent on any future performance by the Company is recognized when such amounts are earned. If the Company has continuing obligations to perform under the arrangement, such fees are recognized over the estimated period of continuing performance obligation.
The Company accounts for multiple element arrangements, such as license and development agreements in which a customer may purchase several deliverables, in accordance with Financial Accounting Standards Board (“FASB”) ASC Subtopic 605-25, “Multiple Element Arrangements”. For new or materially amended multiple element arrangements, the Company identifies the deliverables at the inception of the arrangement and each deliverable within a multiple deliverable revenue arrangement is accounted for as a separate unit of accounting if both of the following criteria are met: (1) the delivered item or items have value to the customer on a standalone basis and (2) for an arrangement that includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) is considered probable and substantially in the Company’s control. The Company allocates revenue to each non-contingent element based on the relative selling price of each element. When applying the relative selling price method, the Company determines the selling price for each deliverable using vendor-specific objective evidence (“VSOE”) of selling price, if it exists, or third-party evidence (“TPE”) of selling price, if it exists. If neither VSOE nor TPE of selling price exist for a deliverable, the Company uses the best estimated selling price for that deliverable. Revenue allocated to each element is then recognized based on when the basic four revenue recognition criteria are met for each element.
The Company determined the deliverables under its collaborative arrangement with Janssen (see note 7) did not meet the criteria to be considered separate accounting units for the purposes of revenue recognition. As a result, the Company recognized revenue from non-refundable, upfront fees ratably over the term of its performance under the agreement. The upfront payments received, pending recognition as revenue, are recorded as deferred revenue and are classified as a short-term or long-term liability on the consolidated balance sheets and amortized over the estimated period of performance. The Company periodically reviews the estimated performance period of its contract based on the progress of its project.

Goodwill
The Company calculates goodwill as the difference between the acquisition date fair value of the estimated consideration paid in the Merger and the values assigned to the assets acquired and liabilities assumed. Goodwill is not amortized but is generally subject to an impairment test annually or more frequently if an event or circumstance indicates that an impairment loss may have been incurred. The Company determined the goodwill balance of $1.9 million to be impaired as of December 31, 2013, and charged such amount to other expenses.

  Loan Payable
The Company accounts for the funds advanced under its Loan Agreement with CIRM (see note 2) as a loan payable as the eventual repayment of the loan proceeds or forgiveness of the loan is contingent upon certain future milestones being met and other conditions. As the likelihood of whether or not the Company will ever achieve these milestones or satisfy these conditions cannot be reasonably predicted at this time, the Company records these amounts as a loan payable.

Research and Development

Costs relating to the design and development of new products are expensed as research and development as incurred in accordance with FASB ASC 730-10, Research and Development. Research and development costs amounted to approximately $1.4 million, $1.2 million and $12.9 million for the three months ended March 31, 2014 and 2013 and for the period from July 5, 2005 (inception) through March 31, 2014, respectively.

Comprehensive Income (Loss)

Comprehensive income (loss) generally represents all changes in stockholders’ equity during the period except those resulting from investments by, or distributions to, stockholders. For the three months ended March 31, 2014 and 2013 and for the period from July 5, 2005 (inception) through March 31, 2014, the Company’s comprehensive income (loss) was $576, $(8,763), and $(404), respectively. The Company’s other comprehensive income (loss) is related to a net unrealized gain (loss) on marketable securities.

Earnings (Loss) per Share

Basic earnings (loss) per share is computed using the weighted-average number of common shares outstanding during the period. Diluted earnings (loss) per share is computed using the weighted-average number of common shares and dilutive potential common shares outstanding during the period. Dilutive potential common shares, which primarily consist of stock options issued to employees and warrants issued to third parties, have been excluded from the diluted loss per share calculation because their effect is anti-dilutive.

For the three months ended March 31, 2014 and 2013, warrants and options to purchase 5,041,281 and 5,813,078 shares, respectively, have been excluded from the computation of potentially dilutive securities.

Fair Value Measurements

Assets and liabilities recorded at fair value in the balance sheet are categorized based upon the level of judgment associated with the inputs used to measure their fair value. The categories are as follows:

Level Input:	Input Definition:

Level I	Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.
Level II	Inputs, other than quoted prices included in Level I, that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III	Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The following table summarizes fair value measurements by level at March 31, 2014 and December 31, 2013 for assets and liabilities measured at fair value on a recurring basis:

	March 31, 2014
	Level I	Level II	Level III	Total
Marketable securities	$326,226	$-	$-	$326,226

	December 31, 2013
	Level I	Level II	Level III	Total
Marketable securities	$326,494	$-	$-	$326,494

Carrying amounts reported in the balance sheet of cash and cash equivalents, grants receivable and accounts payable and accrued expenses approximate fair value due to their relatively short maturity. The carrying amounts of the Company’s marketable securities approximate fair value based on market quotations from national exchanges at the balance sheet date. Interest and dividend income are recognized separately on the income statement based on classifications provided by the brokerage firm holding the investments. The fair value of borrowings is not considered to be significantly different than its carrying amount because the stated rates for such debt reflect current market rates and conditions.

Warrant Liability

The Company accounts for some of its warrants issued in accordance with the guidance on Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, which provides that the Company classifies the warrant instrument as a liability at its fair value and adjusts the instrument to fair value at each reporting period. The fair value of warrants is estimated by management using Black-Scholes. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized as a component of other income or expense. Prior to the Merger, the Company and holders of warrants to purchase shares of common stock entered into agreements pursuant to which such holders agreed to receive an aggregate of 59,546 shares of the Company’s common stock in exchange for the cancellation and surrender of their warrants. No proceeds were received by the Company from these issuances. Management has determined the value of the warrant liability to be insignificant at March 31, 2014, and no such liability has been reflected on the balance sheet.

New Accounting Pronouncements

In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, (“ASU 2013-02”). ASU 2013-02 amends ASC 220, Comprehensive Income (“ASC 220”), and requires entities to present the changes in the components of accumulated other comprehensive income for the current period. Entities are required to present separately the amount of the change that is due to reclassifications, and the amount that is due to current period other comprehensive income. These changes are permitted to be shown either before or net-of-tax and can be displayed either on the face of the financial statements or in the footnotes. ASU 2013-02 was effective for our interim and annual periods beginning January 1, 2013. The adoption of ASU 2013-02 did not have a material effect on our consolidated financial position or results of operations.
In March 2013, the FASB issued new guidance related to the release of cumulative translation adjustment related to an entity’s investment in a foreign entity. The guidance clarifies that the guidance in Subtopic 830-30, Foreign Currency Matters - Translation of Financial Statements, applies to the release of cumulative translation adjustment into net income when a reporting entity either sells a part or all of its investment in a foreign entity or ceases to have a controlling financial interest in a subsidiary or group of assets that constitute a business within a foreign entity. This guidance is effective for the Company prospectively for reporting periods beginning October 1, 2014. The adoption of this guidance is not expected to have a material impact on the Company’s condensed consolidated financial statements.
In April 2013, the FASB issued ASU 2013-07, Presentation of Financial Statements (Topic 205): Liquidation Basis of Accounting. ASU 2013-07 clarifies when an entity should apply the liquidation basis of accounting. ASU 2013-07 also provides principles for the recognition and measurement of assets and liabilities and requirements for financial statements prepared using the liquidation basis of accounting. ASU 2013-07 is effective for fiscal years and interim periods within those years beginning after December 15, 2013. The Company does not expect amendments in ASU 2013-07 to impact the Company’s condensed consolidated financial statements, results of operations or liquidity.
In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists, which eliminates diversity in practice for the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward is available to reduce the taxable income or tax payable that would result from disallowance of a tax position. ASU 2013-11 affects only the presentation of such amounts in an entity’s balance sheet and is effective for fiscal years beginning after December 15, 2013 and interim periods within those years. The adoption of ASU 2013-11 did not have a material effect on the Company’s consolidated financial position or results of operations.

For a more detailed listing of our significant accounting policies, see Note 1 of the consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2013, as filed with the Securities and Exchange Commission on March 31, 2014.

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business

Capricor Therapeutics, Inc., or the Company, is a development stage, biopharmaceutical company whose mission is to improve the treatment of cardiovascular diseases by commercializing innovative therapies. Capricor, Inc., or Capricor (a wholly-owned subsidiary of the Company), was founded in 2005 as a Delaware corporation based on the innovative work of its founder, Eduardo Marbán, M.D., Ph.D. After completion of a merger with Nile Therapeutics, Inc. or Nile, on November 20, 2013, Nile formally changed its name to Capricor Therapeutics, Inc. Capricor Therapeutics, together with our subsidiary, Capricor, currently have five drug candidates in various stages of development.

Consummation of Merger

On November 20, 2013, pursuant to that certain Agreement and Plan of Merger and Reorganization dated as of July 7, 2013, as amended by that certain First Amendment to Agreement and Plan of Merger and Reorganization, dated as of September 27, 2013 (as amended, the “Merger Agreement”), by and among Nile Therapeutics, Inc., a Delaware corporation (“Nile”), Bovet Merger Corp., a Delaware corporation and a wholly-owned subsidiary of Nile (“Merger Sub”), and Capricor, Merger Sub merged with and into Capricor and Capricor became a wholly-owned subsidiary of Nile (the “Merger”). Immediately prior to the effective time of the Merger (the “Effective Time”) and in connection therewith, Nile filed certain amendments to its certificate of incorporation which, among other things (i) effected a 1-for-50 reverse split of its common stock (the “Reverse Stock Split”), (ii) changed its corporate name from “Nile Therapeutics, Inc.” to “Capricor Therapeutics, Inc.,” and (iii) effected a reduction in the total number of authorized shares of common stock from 100,000,000 to 50,000,000, and a reduction in the total number of authorized shares of preferred stock from 10,000,000 to 5,000,000.

At the Effective Time and in connection with the Merger, each outstanding share of Capricor’s Series A-1, Series A-2 and Series A-3 Preferred Stock was converted into one share of common stock, par value $0.001 per share, of Capricor (the “Capricor Common Stock”).

As a result of the Merger and in accordance with the terms of the Merger Agreement, each outstanding share of Capricor Common Stock was converted into the right to receive approximately 2.07 shares of the common stock of Capricor Therapeutics, par value $0.001 per share (the “Capricor Therapeutics Common Stock”), on a post 1-for-50 Reverse Stock Split basis. Immediately after the Effective Time and in accordance with the terms of the Merger Agreement, the former Capricor stockholders owned approximately 90% of the outstanding common stock of Capricor Therapeutics, and the Nile stockholders owned approximately 10% of the outstanding common stock of Capricor Therapeutics, in each case on a fully-diluted basis. For accounting purposes, the Merger is accounted for as a reverse merger with Capricor as the accounting acquiror (legal acquiree) and Nile as the accounting acquiree (legal acquiror).

Since Capricor was deemed to be the accounting acquiror in the merger, the historical financial information for periods prior to the merger reflect the financial information and activities solely of Capricor and not of Nile. The historical equity of Capricor has been retroactively adjusted to reflect the equity structure of Capricor Therapeutics using the respective exchange ratio established in the merger between Nile and Capricor, which reflects the number of shares Capricor Therapeutics issued to equity holders of Capricor as a result of the merger. The retroactive revision of Capricor’s equity includes Capricor’s preferred stock as if such shares of preferred stock had been converted into Capricor common stock at the respective dates of issuance, which is consistent with the terms of the merger. Accordingly, all common and preferred shares and per share amounts for all periods presented in the consolidated financial statements contained in this Annual Report on Form 10-K and notes thereto have been adjusted retrospectively, where applicable, to reflect the respective exchange ratio established in the merger.

The acquisition date fair value of the consideration transferred pursuant to the merger totaled $3,176,000. The preliminary goodwill recorded for the merger was $1,919,000. The initial fair values set forth below may be adjusted as additional information is obtained through the measurement period of the transaction and change the fair value allocation as of the acquisition date.

The following table summarizes the preliminary allocation of the purchase price on November 20, 2013 to the estimated fair values of the assets acquired and liabilities assumed in the merger:

Cash	$664
Prepaid expenses	25,639
In-process research and development	1,500,000
Accounts payable and accrued expenses	(269,303)
Net assets acquired	1,257,000
Goodwill	1,919,000
Total consideration	$3,176,000

Goodwill of $1,919,000 was comprised of the fair value of the stock issued in the merger of $3,176,000 less net assets acquired of $1,257,000. The Company determined goodwill to be fully impaired as of December 31, 2013. Since the acquisition date, the results of Nile have been included in the Company’s consolidated financial results for the period from November 20, 2013 through December 31, 2013.

After the Effective Time, each then outstanding Capricor stock option, whether vested or unvested, was assumed by Capricor Therapeutics in accordance with the terms of (i) the 2006 Stock Option Plan, (ii) the 2012 Restated Equity Incentive Plan, or (iii) the 2012 Non-Employee Director Stock Option Plan, as applicable, and the stock option agreement under which each such option was issued. All rights with respect to Capricor Common Stock under outstanding Capricor options were converted into rights with respect to Capricor Therapeutics Common Stock.

Basis of Consolidation

Our consolidated financial statements include the accounts of the Company and our wholly-owned subsidiary. All intercompany transactions have been eliminated in consolidation.

Development Stage Activities

The Company is a development stage enterprise since it has not yet generated any revenue from the sale of products and, through December 31, 2013, its efforts have been principally devoted to developing its licensed technologies, recruiting personnel, developing its intellectual property portfolio, and raising capital. Accordingly, the accompanying financial statements have been prepared in accordance with the provisions of Accounting Standards Codification (“ASC”) 915, “Development Stage Entities.” The Company has experienced net losses since its inception and has an accumulated deficit of approximately $16.1 million at December 31, 2013. The Company expects to incur substantial and increasing losses and have negative net cash flows from operating activities as it expands its technology portfolio and engages in further research and development activities, particularly the conducting of pre-clinical and clinical trials.

Liquidity

The Company has historically financed its operations from equity financings. Since 2005, Capricor has used equity financed cash, government grant income and a CIRM loan award to finance its research and development activities as well as operational expenses.

Cash resources consisting of cash, cash equivalents and marketable securities as of December 31, 2013 were approximately $2.1 million, compared to $4.4 million as of December 31, 2012. Additionally, on January 7, 2014, Capricor received $12.5 million from Janssen Biotech, Inc. pursuant to the terms of the Collaboration Agreement and Exclusive License Option entered into on December 27, 2013. Furthermore, the Company will need substantial additional financing in the future until it can achieve profitability, if ever. The Company’s continued operations will depend on its ability to raise additional funds through various potential sources, such as equity and debt financing, or to license its compounds to another pharmaceutical company. The Company will continue to fund operations from cash on hand and through sources of capital similar to those previously described, as well as government funded grants, and/or loans.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Management uses its historical records and knowledge of its business in making these estimates. Accordingly, actual results may differ from these estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less at the date of purchase to be cash equivalents.

Property and Equipment

Property and equipment are stated at cost. Repairs and maintenance costs are expensed in the period incurred. Depreciation is computed using the straight-line method over the related estimated useful lives.

Description	Estimated Useful Life
Office equipment, lab equipment and furniture	5 – 7 years

Government Research Grants

Government research grants that provide funding for research and development activities are recognized as income when the related expenses are incurred, when applicable.

Restricted Cash

As of December 31, 2013, restricted cash represents funds received under Capricor’s Loan Agreement with the California Institute for Regenerative Medicine (“CIRM”) (see note 2 below), to be allocated to the ALLSTAR clinical trial research costs as incurred.

Marketable Securities

At December 31, 2013, marketable securities consist primarily of United States treasuries. These investments are considered available-for-sale. Realized gains and losses on the sale of debt and equity securities are determined on the specific identification method. Unrealized gains and losses are presented as other comprehensive income (loss).

Intangible Assets

Amounts attributable to intellectual property consist primarily of the costs associated with the acquisition of certain technologies, patents, patents pending, and related intangible assets with respect to research and development activities. These long-term assets are stated at cost and are being amortized on a straight-line basis over the respective estimated useful lives of the assets ranging from five to fifteen years beginning on the date the patents become effective. Amortization expense was $4,330, $4,330 and $ 297,196 for the years ended December 31, 2013 and 2012 and for the period from July 5, 2005 (inception) through December 31, 2013, respectively. Future amortization expense for the next five years is estimated to be $4,330 per year. At December 31, 2013, the Company had $194,732 attributable to pending patents for which amortization has not begun.

As a result the merger, the Company recorded $1.5 million as in-process research and development, a component of intangible assets. An external valuation was performed to establish the value of the intellectual property primarily from licensed assets from the Mayo Foundation for Medical Education and Research that are currently being evaluated internally for future development plans. As of December 31, 2013, the Company has not begun amortizing the in-process research and development.

Long-Lived Assets

The Company accounts for the impairment and disposition of long-lived assets in accordance with guidance issued by the Financial Accounting Standards Board (“FASB”). Long-lived assets to be held and used are reviewed for events or changes in circumstances that indicate that their carrying value may not be recoverable, or annually. No impairment was recorded for the years ended December 31, 2013 and 2012 and for the period from July 5, 2005 (inception) through December 31, 2013.

Goodwill

The Company calculates goodwill as the difference between the acquisition date fair value of the estimated consideration paid in the merger and the values assigned to the assets acquired and liabilities assumed. Goodwill is not amortized but is generally subject to an impairment test annually or more frequently if an event or circumstance indicates that an impairment loss may have been incurred. The Company determined the goodwill balance of $1.9 million to be impaired as of December 31, 2013, and charged such amount to other expenses.

Income Taxes

Income taxes are recognized for the amount of taxes payable or refundable for the current year and deferred tax liabilities and assets are recognized for the future tax consequences of transactions that have been recognized in the Company's financial statements or tax returns. A valuation allowance is provided when it is more likely than not that some portion or the entire deferred tax asset will not be realized.

The Company uses guidance issued by the FASB that clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements and prescribes a recognition threshold of more likely than not and a measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. In making this assessment, a company must determine whether it is more likely than not that a tax position will be sustained upon examination, based solely on the technical merits of the position and must assume that the tax position will be examined by taxing authorities. The Company’s policy is to include interest and penalties related to unrecognized tax benefits in income tax expense. Interest and penalties totaled $0 for the years ended December 31, 2013 and 2012 and for the period from July 5, 2005 (inception) through December 31, 2013. The Company files income tax returns with the Internal Revenue Service (“IRS”) and the California Franchise Tax Board. The Company’s net operating loss carryforwards are subject to IRS examination until they are fully utilized and such tax years are closed.

Loan Payable

The Company accounts for the funds advanced under its California Institute for Regenerative Medicine (“CIRM”) Loan Agreement (note 2) as a loan payable as the eventual repayment of the loan proceeds or its forgiveness is contingent upon certain future milestones being met and other conditions. As the likelihood of whether or not the Company will ever achieve these milestones or satisfy these conditions cannot be reasonably predicted at this time, the Company records these amounts as a loan payable.

Research and Development

Costs relating to the design and development of new products are expensed as research and development as incurred in accordance with FASB Accounting Standards Codification (“ASC”) 730-10, Research and Development. Research and development costs amounted to $5,197,178, $2,634,222 and $11,499,595 for the years ended December 31, 2013 and 2012 and for the period from July 5, 2005 (inception) through December 31, 2013, respectively.

Comprehensive Income (Loss)

Comprehensive income (loss) generally represents all changes in stockholders’ equity during the period except those resulting from investments by, or distributions to, stockholders. For the years ended December 31, 2013 and 2012 and for the period from July 5, 2005 (inception) through December 31, 2013, the Company’s comprehensive income (loss) was $20,815, $(21,795), and $(980), respectively. The Company’s other comprehensive income (loss) is related to a net unrealized gain (loss) on marketable securities.

Stock-Based Compensation

The Company accounts for stock-based employee compensation arrangements in accordance with guidance issued by the FASB, which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees, consultants, and directors based on estimated fair values.

The Company estimates the fair value of stock-based compensation awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the Company's statements of operations.

The Company estimates the fair value of stock-based compensation awards using the Black-Scholes model. This model requires the Company to estimate the expected volatility and value of its common stock and the expected term of the stock options; all of which are highly complex and subjective variables. The variables take into consideration, among other things, actual and projected employee stock option exercise behavior. The Company calculates an average of historical volatility of similar companies as a basis for its expected volatility. Expected term is computed using the simplified method provided within Securities and Exchange Commission Staff Accounting Bulletin No. 110. The Company has selected a risk-free rate based on the implied yield available on U.S. Treasury securities with a maturity equivalent to the expected term of the options.

Earnings (Loss) per Share

Basic earnings (loss) per share is computed using the weighted-average number of common shares outstanding during the period. Diluted earnings (loss) per share are computed using the weighted-average number of common shares and dilutive potential common shares outstanding during the period. Dilutive potential common shares, which primarily consist of stock options issued to employees and warrants issued to third parties, have been excluded from the diluted loss per share calculation because their effect is anti-dilutive.

For the year ended December 31, 2013 and December 31, 2012, warrants and options to purchase 5,220,800 and 5,413,413 shares, respectively, have been excluded from the computation of potentially dilutive securities.

Fair Value Measurements

Assets and liabilities recorded at fair value in the balance sheet are categorized based upon the level of judgment associated with the inputs used to measure their fair value. The categories are as follows:

Level Input:	Input Definition:

Level I	Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.
Level II	Inputs, other than quoted prices included in Level I, that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III	Unobservable inputs that reflect management's best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The following table summarizes fair value measurements by level at December 31, 2013 and 2012 for assets and liabilities measured at fair value on a recurring basis:

	December 31, 2013
	Level I	Level II	Level III	Total
Marketable securities	$326,494	$-	$-	$326,494

	December 31, 2012
	Level I	Level II	Level III	Total
Marketable securities	$4,192,726	$-	$-	$4,192,726

Carrying amounts reported in the balance sheet of cash and cash equivalents, grants receivable and accounts payable and accrued expenses, approximate fair value due to their relatively short maturity. The carrying amounts of the Company’s marketable securities approximate fair value based on market quotations from national exchanges at the balance sheet date. Interest and dividend income are recognized separately on the income statement based on classifications provided by the brokerage firm holding the investments. The fair value of borrowings is not considered to be significantly different than its carrying amount because the stated rates for such debt reflect current market rates and conditions.

Warrant Liability

The Company accounts for some of its warrants issued in accordance with the guidance on Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, which provides that the Company classifies the warrant instrument as a liability at its fair value and adjusts the instrument to fair value at each reporting period. The fair value of warrants is estimated by management using Black-Scholes. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized as a component of other income or expense. Prior to the merger between Nile and Capricor, the Company and holders of warrants to purchase shares of common stock entered into agreements pursuant to which such holders agreed to receive an aggregate of 59,546 shares of the Company’s common stock in exchange for the cancellation and surrender of their warrants. No proceeds were received by the Company from these issuances. Management has determined the value of warrant liability to be insignificant at December 31, 2013.